Statutory Information	12 Months Ended
Dec. 31, 2024
Other Insurance Industry Disclosures [Abstract]
STATUTORY INFORMATION	STATUTORY INFORMATION
The Company’s insurance and reinsurance subsidiaries are subject to insurance and/or reinsurance laws and regulations in the jurisdictions in which they operate. These regulations include certain restrictions on the amount of dividends or other distributions available to shareholders without prior approval of the insurance regulatory authorities.
The actual statutory capital and surplus for the Group’s principal operating subsidiaries at December 31, 2024 and 2023 is summarized as follows:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023

Actual statutory capital and surplus
Bermuda	$649,671	$548,714
United Kingdom	150,766	165,657
Labuan	39,762	33,321
Malta	25,178	22,732
As at December 31, 2024 and 2023, actual statutory capital and surplus for the Group’s principal operating subsidiaries substantially exceeded the regulatory requirements.

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Statutory net income (loss)
Bermuda	$138,574	$144,063	$78,493
United Kingdom	5,750	27,147	11,077
Labuan	5,533	5,000	1,853
Malta	2,716	1,256	(579)
Bermuda
The Group’s primary operating insurance and reinsurance subsidiary is IGI Bermuda, which is subject to Bermuda regulatory constraints that affect its ability to pay dividends on its common shares and make other distributions. Under the Bermuda Insurance Act 1978, as amended (the “Insurance Act”), and related regulations, IGI Bermuda, as a Class 3B insurer, is required to maintain certain minimum capital, liquidity and solvency levels and is prohibited from declaring or paying dividends that would result in non-compliance with this requirement.
Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model (“BSCR model”), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company’s assets, liabilities and premiums. Under the BSCR model, the Company’s required statutory capital and surplus is referred to as the enhanced capital requirement (“ECR”). The Company is required to calculate and submit the ECR to the Bermuda Monetary authority (“BMA”) annually. Following receipt of the submission of the Company’s ECR, the BMA has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As at December 31, 2024 and 2023, the Company met its ECR.
Under the Insurance Act, a Class 3B is restricted with respect to the payment of dividends and is prohibited from declaring or paying in any financial year dividends of more than 25% of its total statutory capital and surplus (as shown on its previous financial year’s statutory balance sheet) unless it files, at least seven days before payment of such dividends, with the BMA an affidavit stating that it will continue to meet the required margins following the declaration of those dividends.
The Company met such Bermuda requirements for the years ended December 31, 2024 and 2023.
United Kingdom
IGI UK is authorized and regulated by the Prudential Regulation Authority (“PRA”) and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.
Since 1 January 2016 the Company has been subject to the Solvency II regime and subsequent amendments made following the withdrawal of the United Kingdom from the European Union, and is required to meet a Solvency Coverage Ratio (“SCR”) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.
Under U.K. law, the Company is restricted from declaring a dividend to its shareholder unless the Company has “profits available for distribution.” The calculation as to whether a company has sufficient profits is based on its accumulated realized profits minus its accumulated realized losses. U.K. insurance regulatory laws do not prohibit the payment of dividends, but the PRA or Financial Conduct Authority, as applicable, requires that insurance companies and insurance intermediaries maintain certain solvency margins and may restrict the payment of a dividend by the Company.
The Company met such United Kingdom requirements for the years ended December 31, 2024 and 2023.
Labuan
IGI Labuan is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.
IGI Labuan monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any large event which will affect IGI Labuan’s ability to maintain solvency margins requirements, the branch will notify the head office to cash call in advance.
As at December 31, 2024 and 2023, IGI Labuan met such Labuan minimum solvency margin requirements.
Malta
IGI Europe is regulated by the Malta Financial Services Authority.
IGI Europe is subject to the Solvency II regime and is required to meet an SCR which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.
IGI Europe met such Malta requirements for the year ended December 31, 2024 and 2023.